Loans	12 Months Ended
Mar. 31, 2012
Loans

5. Loans

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Domestic:
Manufacturing	7,617,139	7,586,608
Construction and real estate	7,308,324	7,270,414
Services	4,286,744	3,981,279
Wholesale and retail	5,313,766	5,295,142
Transportation and communications	3,228,202	3,200,570
Banks and other financial institutions	3,908,065	3,501,266
Government and public institutions	7,154,049	6,911,725
Other industries (Note)	3,758,540	4,318,959
Individuals:
Mortgage loans	11,436,486	11,191,410
Other	745,065	719,346

Total domestic	54,756,380	53,976,719

Foreign:
Commercial and industrial	6,964,802	8,146,215
Banks and other financial institutions	2,587,531	3,343,181
Government and public institutions	453,066	521,988
Other (Note)	9,662	90,470

Total foreign	10,015,061	12,101,854

Total	64,771,441	66,078,573
Less: Unearned income and deferred loan fees—net	81,627	89,511

Total loans before allowance for loan losses	64,689,814	65,989,062

Note:	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.

Net losses on sales of loans were ¥5,860 million, ¥886 million and ¥4,576 million, of which valuation losses related to loans held for sale accounted for at the lower of cost or fair value were ¥1,759 million, ¥645 million and ¥3,435 million for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.

Credit quality information

Under the MHFG Group’s credit risk management, the Group uses an internal rating system that consists of credit ratings and pool allocations as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of incurrence of losses for individual loan by taking into consideration various factors such as collateral or guarantee involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small balance loans. The Group pools loans with similar risk characteristics, and the risk is assessed and managed according to such pool. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined procedures.

The table below presents the MHFG Group’s definition of obligor ratings used by MHBK, MHCB and MHTB:

Obligor category	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is sufficient.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or somewhat weak or unstable business conditions.

	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure of principal or interest payments, or problems with their financial position as a result of their weak or unstable business condition.

Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2011 and 2012:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2011
Domestic:
Manufacturing	4,136,439	2,230,245	108,053	270,870	511,115	30,536	20,200	309,681	7,617,139
Construction and real estate	2,374,750	3,367,262	714,994	100,301	447,221	38,993	6	264,797	7,308,324
Services	1,908,978	1,737,894	216,879	10,935	268,270	35,884	—	107,904	4,286,744
Wholesale and retail	1,747,661	2,575,281	236,556	76,199	441,637	59,703	137	176,592	5,313,766
Transportation and communications	1,857,583	1,104,179	87,813	305	109,605	14,996	39	53,682	3,228,202
Banks and other financial institutions	2,897,448	783,833	1,963	765	220,569	80	—	3,407	3,908,065
Government and public institutions	7,081,238	—	—	72,811	—	—	—	—	7,154,049
Other industries	1,410,665	196,124	3,318	2,042,711	13,513	655	90,507	1,047	3,758,540
Individuals	—	203,805	11,273,403	239,229	59,371	111,055	4,902	289,786	12,181,551

Total domestic	23,414,762	12,198,623	12,642,979	2,814,126	2,071,301	291,902	115,791	1,206,896	54,756,380

Foreign:
Total foreign	5,015,595	2,754,922	1,717	1,157,535	901,673	82	67,864	115,673	10,015,061

Total	28,430,357	14,953,545	12,644,696	3,971,661	2,972,974	291,984	183,655	1,322,569	64,771,441

2012
Domestic:
Manufacturing	3,915,950	2,545,195	121,101	326,741	346,323	25,504	9,088	296,706	7,586,608
Construction and real estate	2,212,752	3,550,102	687,440	154,900	430,372	28,683	679	205,486	7,270,414
Services	1,903,329	1,500,985	225,458	2,611	198,066	31,943	—	118,887	3,981,279
Wholesale and retail	1,709,599	2,677,141	261,228	88,693	303,264	54,582	97	200,538	5,295,142
Transportation and communications	2,115,552	852,938	92,915	265	71,995	13,402	54	53,449	3,200,570
Banks and other financial institutions	2,670,218	603,291	2,105	387	213,431	201	—	11,633	3,501,266
Government and public institutions	6,857,436	11,125	—	43,164	—	—	—	—	6,911,725
Other industries	1,203,546	897,378	3,137	2,107,898	11,462	515	90,990	4,033	4,318,959
Individuals	—	189,208	11,097,497	183,133	47,078	125,277	4,363	264,200	11,910,756

Total domestic	22,588,382	12,827,363	12,490,881	2,907,792	1,621,991	280,107	105,271	1,154,932	53,976,719

Foreign:
Total foreign	6,310,641	3,176,830	3,409	1,404,505	960,170	191	91,223	154,885	12,101,854

Total	28,899,023	16,004,193	12,494,290	4,312,297	2,582,161	280,298	196,494	1,309,817	66,078,573

Notes:

(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.

Impaired loans

The MHFG Group considers loans to be impaired when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loan. The Group determines loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as impaired loans, and all of the Group’s impaired loans are designated as nonaccrual loans. The Group does not have loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as impaired loans. The table below presents impaired loans information at March 31, 2011 and 2012.

	Recorded investment (1)			Unpaid principal balance (3)	Related allowance	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	294,921	14,760	309,681	347,679	112,080	289,327	4,991
Construction and real estate	203,948	60,849	264,797	322,175	54,752	282,638	4,675
Services	93,168	14,736	107,904	132,786	30,783	149,132	2,297
Wholesale and retail	162,326	14,266	176,592	218,619	63,289	167,998	3,359
Transportation and communications	47,879	5,803	53,682	59,742	21,517	106,822	1,383
Banks and other financial institutions	3,353	54	3,407	4,841	1,388	13,417	95
Other industries	574	473	1,047	2,211	178	1,224	7
Individuals	118,013	171,773	289,786	321,901	11,220	246,913	4,101

Total domestic	924,182	282,714	1,206,896	1,409,954	295,207	1,257,471	20,908

Foreign:
Total foreign	103,104	12,569	115,673	124,003	38,137	117,415	2,173

Total	1,027,286	295,283	1,322,569	1,533,957	333,344	1,374,886	23,081

2012
Domestic:
Manufacturing	287,471	9,235	296,706	318,736	103,601	301,383	4,397
Construction and real estate	158,339	47,147	205,486	246,189	43,770	232,473	3,167
Services	105,809	13,078	118,887	139,842	33,233	117,306	2,346
Wholesale and retail	188,231	12,307	200,538	221,300	74,235	190,179	3,590
Transportation and communications	47,103	6,346	53,449	56,814	18,720	55,136	1,125
Banks and other financial institutions	11,577	56	11,633	12,761	5,105	8,385	348
Other industries	3,995	38	4,033	4,137	3,668	3,144	55
Individuals	134,886	129,314	264,200	296,466	12,461	276,518	5,237

Total domestic	937,411	217,521	1,154,932	1,296,245	294,793	1,184,524	20,265

Foreign:
Total foreign	141,572	13,313	154,885	157,887	62,047	134,614	3,158

Total	1,078,983	230,834	1,309,817	1,454,132	356,840	1,319,138	23,423

Notes:

(1)	Amounts also represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is completely corresponded to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The MHFG Group amended the unpaid principal balances to correct an immaterial error from the prior year. The amounts in the unpaid principal balance column as of March 31, 2011 were reduced in total by ¥210,161 million. This amendment did not impact the beginning or ending balance of allowance for loan losses and the amounts recorded in the consolidated financial statements of the Group.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans.
(5)	Certain impaired loans information for requiring and not requiring an allowance for loan losses for the fiscal year ended March 31, 2011 have been aggregated to conform to the current period’s presentation.

The remaining balance of impaired loans which had been partially charged off was ¥58,474 million as of March 31, 2012.

Troubled debt restructurings

The MHFG Group considers restructuring, with respect to which concessions that it would not otherwise consider were granted to obligors in financial difficulty, as TDR. The Group considers the relevant obligor to be in financial difficulty when its obligor rating is at E2 or below. The following table presents TDRs that were made during the fiscal year ended March 31, 2012.

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or Postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
	(in millions of yen)
Domestic:
Manufacturing	9,467	7,578	189,978
Construction and real estate	—	—	74,399
Services	—	—	109,576
Wholesale and retail	2,793	1,441	233,703
Transportation and communications	—	—	53,644
Banks and other financial institutions	—	—	23,789
Other industries	—	—	3,652
Individuals	—	—	60,209

Total domestic	12,260	9,019	748,950

Foreign:
Total foreign	—	—	69,576

Total	12,260	9,019	818,526

Note: Amounts represent book values of loans immediately after the restructurings.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to category of substantially bankrupt or bankrupt. The following table presents payment defaults occurred during the fiscal year ended March 31, 2012 with respect to the loans modified as TDR within the previous twelve months.

Recorded investment
(in millions of yen)
Domestic:
Manufacturing	7,337
Construction and real estate	4,116
Services	7,863
Wholesale and retail	9,999
Transportation and communications	20,278
Banks and other financial institutions	—
Other industries	—
Individuals	800

Total domestic	50,393

Foreign:
Total foreign	3,475

Total	53,868

Age analysis of past due loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2011 and 2012:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2011
Domestic:
Manufacturing	1,847	2,613	29,306	33,766	7,583,373	7,617,139
Construction and real estate	6,537	8,125	103,607	118,269	7,190,055	7,308,324
Services	3,916	1,836	21,631	27,383	4,259,361	4,286,744
Wholesale and retail	4,662	4,891	30,707	40,260	5,273,506	5,313,766
Transportation and communications	1,151	1,060	7,980	10,191	3,218,011	3,228,202
Banks and other financial institutions	1	8	264	273	3,907,792	3,908,065
Government and public institutions	—	—	—	—	7,154,049	7,154,049
Other industries	100	1	671	772	3,757,768	3,758,540
Individuals	42,851	22,411	137,040	202,302	11,979,249	12,181,551

Total domestic	61,065	40,945	331,206	433,216	54,323,164	54,756,380

Foreign:
Total foreign	8,550	6,224	14,975	29,749	9,985,312	10,015,061

Total	69,615	47,169	346,181	462,965	64,308,476	64,771,441

2012
Domestic:
Manufacturing	3,587	2,409	46,353	52,349	7,534,259	7,586,608
Construction and real estate	6,395	4,864	59,307	70,566	7,199,848	7,270,414
Services	3,325	2,436	14,571	20,332	3,960,947	3,981,279
Wholesale and retail	5,577	2,212	17,745	25,534	5,269,608	5,295,142
Transportation and communications	630	5,859	7,591	14,080	3,186,490	3,200,570
Banks and other financial institutions	—	—	6	6	3,501,260	3,501,266
Government and public institutions	—	—	—	—	6,911,725	6,911,725
Other industries	62	—	174	236	4,318,723	4,318,959
Individuals	41,802	23,189	85,964	150,955	11,759,801	11,910,756

Total domestic	61,378	40,969	231,711	334,058	53,642,661	53,976,719

Foreign:
Total foreign	2,137	5,728	14,531	22,396	12,079,458	12,101,854

Total	63,515	46,697	246,242	356,454	65,722,119	66,078,573